Related Party Transactions - Schedule Of Related Party Transactions (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Related Party Transaction [Line Items]
Operating lease right-of-use assets	¥ 256,451	$ 40,243	¥ 266,968
Operating lease liabilities	266,879	41,879
Xiaomi Group [Member]
Related Party Transaction [Line Items]
Operating lease right-of-use assets	210,551	33,024	243,585
Operating lease liabilities	¥ 238,180	$ 37,356	¥ 250,646